CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SALES
Total sales	$ 75,000	$ 30,761
Cost of goods, including inventory obsolescence	0	964,217
Gross profit	75,000	(933,456)
COST OF OPERATIONS
Research and development	0	3,543
General and administrative expenses	14,118,014	5,769,604
Selling and marketing	2,918	6,608
Interest expense	187,133	148,192
Total operating expenses	14,308,066	5,927,947
LOSS FROM OPERATIONS	(14,233,066)	(6,861,403)
OTHER INCOME (EXPENSE)
Royalties and licensing fees	(413,124)	(2,294,883)
Licensing income	1,000,000	0
Other Income	198,910	0
Gain (Loss) on Write Down of Assets	(2,000)	0
TOTAL OTHER INCOME (EXPENSE)	783,786	(2,294,883)
LOSS BEFORE INCOME TAXES	(13,449,280)	(9,156,286)
PROVISION FOR INCOME TAXES (BENEFIT)	0	0
NET LOSS	$ (13,449,280)	$ (9,156,286)
LOSS PER SHARE
Loss per share, basic and fully diluted	$ (0.42)	$ (0.51)
Weighted average number of common shares outstanding	32,400,101	18,089,441
Consulting Services [Member]
SALES
Total sales	$ 75,000	$ 14,561
Other Sales [Member]
SALES
Total sales	$ 0	$ 16,200